CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net revenues	$ 65,938	410,803	331,241	167,589
Cost of revenues	(23,063)	(143,685)	(104,814)	(61,049)
Gross profit	42,875	267,118	226,427	106,540
Operating expenses:
Selling and marketing expenses	(23,013)	(143,376)	(110,521)	(57,867)
General and administrative expenses	(8,727)	(54,367)	(64,310)	(24,338)
Research and development expenses	(2,823)	(17,587)	(11,796)	(381)
Total operating expenses	(34,563)	(215,330)	(186,627)	(82,586)
Operating income	8,312	51,788	39,800	23,954
Interest income, net	2,138	13,323	5,077	1,876
Foreign currency exchange income/(loss), net	(296)	(1,845)	8,911
Other income, net	786	4,898	1,562	898
Income before income tax	10,940	68,164	55,350	26,728
Income tax expenses	(1,481)	(9,227)	(18,107)	(10,011)
Net income attributable to Jiayuan.com International Ltd.	9,459	58,937	37,243	16,717
Accretion of redeemable convertible preferred shares			(3,222)	(8,690)
Income allocated to participating preferred shareholders			(12,681)	(16,717)
Net (loss)/income attributable to ordinary shareholders	9,459	58,937	21,340	(8,690)
Net income attributable to Jiayuan.com International Ltd.	9,459	58,937	37,243	16,717
Other comprehensive income:
Foreign currency translation adjustments, net of tax	(124)	(772)	(11,452)	2,825
Comprehensive income attributable to Jiayuan.com International Ltd.	$ 9,335	58,165	25,791	19,542
Net (loss)/income per share:
Basic (in CNY and dollars per share)	$ 0.20	1.27	0.54	(0.32)
Diluted (in CNY and dollars per share)	$ 0.20	1.23	0.50	(0.32)
Weighted average shares used in calculating net (loss)/income per share, basic (in shares)	46,297,314	46,297,314	39,647,790	27,272,727
Weighted average shares used in calculating net (loss)/income per share, diluted (in shares)	47,743,098	47,743,098	42,384,833	27,272,727
Net (loss)/income per ADS:
Basic (in CNY and dollars per share)	$ 0.31	1.91	0.81	(0.48)
Diluted (in CNY and dollars per share)	$ 0.30	1.85	0.76	(0.48)
Weighted average shares used in calculating net (loss)/income per ADS, basic (in shares)	30,864,876	30,864,876	26,431,860	18,181,818
Weighted average shares used in calculating net (loss)/income per ADS, diluted (in shares)	31,828,732	31,828,732	28,256,555	18,181,818